Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of long-term debt

Long-term debt consisted of the following (in thousands, including current maturities):

	September 30, 2013	September 30, 2012
Bank Credit Facility, due March 2015	$393,000	$397,000
Term Loan Facility, due March 2016, net of discount of $3,005 and $3,988, respectively	221,995	221,012
2009 11 1⁄2% Second Lien Senior Secured Notes, due November 2017, net of discount of $5 and $6, respectively	195	194
2012 11 1⁄2% Second Lien Senior Secured Notes, due November 2017, net of discount of $8,898 and $10,029, respectively	190,902	189,771
2012 10 1⁄2% Third Lien Senior Secured Notes, due December 2016, net of discount of $7,160	—	410,611
2005 6 1⁄8% Senior Unsecured Notes, due February 2013	—	15,775
2013 9 3⁄4% Senior Unsecured Notes, due September 2021	500,000	—
2004 7 1⁄8% Senior Subordinated Notes, due August 2014	21,156	21,156
2005 6 7⁄8% Senior Subordinated Notes, due February 2015	9,654	9,654
2012 11% Senior Subordinated Notes, due September 2018, net of discount of $4,168 and $5,959, respectively	271,022	338,231
2009 Mohegan Tribe Promissory Note, due September 2014	3,500	10,000
2012 Mohegan Tribe Minor’s Trust Promissory Note, due March 2016	18,000	20,000
Mohegan Tribe Credit Facility, due September 2013	—	1,450
2013 Mohegan Tribe Promissory Note, due December 2018	7,420	—
Downs Lodging Credit Facility, due July 2016	45,000	45,000
Salishan-Mohegan Promissory Notes, due December 2014	468	—

Subtotal	1,682,312	1,679,854
Plus: net deferred gain on derivative instruments sold	—	386

Long-term debt, excluding capital leases	1,682,312	1,680,240
Less: current portion of long-term debt	(30,719)	(29,737)

Long-term debt, net of current portion	$1,651,593	$1,650,503

Schedule of maturities of long-term debt	Maturities of long-term debt are as follows (in thousands, including current maturities):

Fiscal Years
2014	$30,719
2015	405,059
2016	280,000
2017	—
2018	475,190
Thereafter	507,420

Total	$1,698,388